Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash [Abstract]
Restricted Cash

3. Restricted cash

Restricted cash consists of the following at December 31:

	2012	2013
Cash securing our obligations under ECA-guaranteed financings	$41,895	$59,609
Cash securing our obligations under ALS II debt	15,712	15,004
Cash securing our obligations under AerFunding revolving credit facility	82,070	71,379
Cash securing our obligations under Genesis securitization debt	28,955	35,836
Cash securing our obligations under TUI portfolio acquisition facility	25,656	26,509
Cash securing our obligations under other debt	82,043	52,800
Cash securing our obligations under SkyFunding I and II facilities	2,740	7,472
Other	1,582	4,178
	$280,653	$272,787

The cash securing our obligations under all our debt facilities is restricted and can only be used to pay for operating expenses incurred by the respective financing vehicle and to pay for interest and repayment of the respective debt. The majority of the restricted cash represents collections of these structures in the previous period, which will be paid as interest and debt amortization at the next payment date.